Investment in Flowers Foods, Inc. Common Stock Fund - Schedule of Plan Held Investments in The Company (Parenthetical) (Detail) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
EBP 004 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Per Common Share	$ 20.66	$ 22.51